Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Net Sales by Geographical Area

Net sales by geographic area for the years ended December 31, 2017, 2016 and 2015 were as follows*:

	Year ended December 31,
	2017	2016	2015
	(U.S. $ in thousands)
Americas (primarily the United States)	$413,326	$411,536	$425,569
EMEA	148,279	137,924	148,169
Asia Pacific	106,757	122,998	122,257
	$668,362	$672,458	$695,995

*Net sales are attributed to geographic areas based on the location of customer.

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical area were as follows as of December 31, 2017 and 2016:

	December 31,
	2017	2016
	(U.S. $ in thousands)
Americas (primarily the United States)	$75,191	$91,894
EMEA	120,498	108,978
Asia Pacific	4,262	7,543
	$199,951	$208,415